UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23471

Franklin Templeton Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin OnChain U.S. Government Money Fund
[FOBXX]
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin OnChain U.S. Government Money Fund for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin OnChain U.S. Government Money Fund	$20	0.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of March 31, 2026, the seven-day current yield for the Franklin OnChain U.S. Government Money Fund was 3.52% and the seven-day effective yield was 3.58%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The path of the U.S. Federal Reserve’s (Fed) rate trajectory remains the main driver of returns for the Fund. The fed funds rate target range was 4.25%-4.50% at the beginning of the 12 months under review. By end-2025, the Fed had cut rates to a target range of 3.50%-3.75% as inflation pressures eased and economic conditions softened. Subsequently, as rising energy prices renewed inflation concerns, policymakers paused further rate reductions and held rates steady through the first quarter of 2026.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$843,835,815
Total Number of Portfolio Holdings	81
Total Management Fee Paid	$986,634
Franklin OnChain U.S. Government Money Fund	PAGE 1	9001-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin OnChain U.S. Government Money Fund	PAGE 2	9001-ATSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2025 and March 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,622 in March 31, 2025 and $53,478 in March 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2025 and $0 in March 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,750 in March 31, 2025 and $9,750 in March 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2025 and $0 in March 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,326 in March 31, 2025 and $1,690,011 in March 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
OnChain U.S.
Government Money
Fund
Financial Statements and Other Important Information
Annual | March 31, 2026

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 6
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 14
Tax Information 15
Changes In and Disagreements with Accountants 16
Results of Meeting(s) of Shareholders 16
Remuneration Paid to Directors, Officers and Others 16
Board Approval of Management and Subadvisory Agreements 16

Franklin Templeton Trust
Financial Highlights
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31, Year Ended
March 31,
2022
a
2026 2025 2024 2023
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
b
......................... 0.039 0.046 0.050 0.042 —
c
Net realized gains (losses) ....................... — 0.001 — (0.015) —
Total from investment operations .................... 0.039 0.047 0.050 0.027 —
Less distributions from:
Net investment income .......................... (0.039) (0.047) (0.050) (0.027) (—)
c
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
d
................................... 3.94% 4.81% 5.12% 2.79% 0.02%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.22% 0.22% 0.26% 0.89% 93.40%
Expenses net of waiver and payments by affiliates ....... 0.20% 0.20% 0.20% 0.20% 0.06%
Net investment income ........................... 3.86% 4.63% 5.04% 4.32% 0.02%
Supplemental data
Net assets, end of year (000’s) ..................... $843,836 $687,263 $360,554 $272,929 $1,958
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.001 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Trust
Schedule of Investments, March 31, 2026
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 63.1%
FFCB ,
a
3.645%, 4/13/26 ................................................... $ 1,165,000 $ 1,163,586
a
3.645%, 4/14/26 ................................................... 3,315,000 3,310,643
a
3.637%, 4/20/26 ................................................... 4,500,000 4,491,379
b
FRN, 3.72%, (SOFR + 0.09%), 5/14/26 ................................. 6,000,000 6,000,150
b
FRN, 3.72%, (SOFR + 0.09%), 8/17/26 ................................. 1,770,000 1,770,000
b
FRN, 3.795%, (U.S. Federal Funds + 0.155%), 9/16/26 ..................... 2,250,000 2,250,642
b
FRN, 3.7%, (SOFR + 0.07%), 10/13/26 ................................. 5,749,000 5,749,000
b
FRN, 3.71%, (U.S. Federal Funds + 0.07%), 10/15/26 ...................... 4,000,000 4,000,000
b
FRN, 3.68%, (SOFR + 0.05%), 11/10/26 ................................. 2,150,000 2,150,000
b
FRN, 3.725%, (SOFR + 0.095%), 3/05/27 ............................... 1,000,000 1,000,000
b
FRN, 3.74%, (SOFR + 0.11%), 4/22/27 ................................. 6,750,000 6,750,000
b
FRN, 3.725%, (SOFR + 0.095%), 4/29/27 ............................... 6,250,000 6,250,000
b
FRN, 3.69%, (SOFR + 0.06%), 8/18/27 ................................. 4,500,000 4,500,000
b
FRN, 3.715%, (SOFR + 0.085%), 3/13/28 ............................... 1,300,000 1,300,000
50,685,400
FHLB ,
a
3.555%, 4/01/26 ................................................... 10,445,000 10,445,000
a
3.561%, 4/02/26 ................................................... 15,500,000 15,498,467
a
3.622%, 4/06/26 ................................................... 3,750,000 3,748,115
a
3.628%, 4/08/26 ................................................... 9,000,000 8,993,656
a
3.594%, 4/10/26 ................................................... 5,250,000 5,245,288
a
3.605%, 4/13/26 ................................................... 2,395,000 2,392,126
a
3.595%, 4/15/26 ................................................... 15,000,000 14,979,058
a
3.606%, 4/17/26 ................................................... 4,800,000 4,792,320
a
3.612%, 4/22/26 ................................................... 8,400,000 8,382,340
a
3.619%, 4/24/26 ................................................... 6,850,000 6,834,201
a
3.56%, 4/27/26 ................................................... 10,000,000 9,974,361
a
3.609%, 4/29/26 ................................................... 3,615,000 3,604,883
a
3.646%, 5/01/26 ................................................... 4,200,000 4,187,278
a
3.598%, 5/20/26 ................................................... 8,025,000 7,985,896
a
3.615%, 5/27/26 ................................................... 8,500,000 8,452,479
a
3.621%, 5/29/26 ................................................... 8,253,000 8,205,133
a
3.634%, 6/05/26 ................................................... 2,860,000 2,841,358
a
3.638%, 6/15/26 ................................................... 8,600,000 8,535,321
a
3.598%, 6/18/26 ................................................... 8,500,000 8,434,253
a
3.578%, 7/02/26 ................................................... 8,600,000 8,522,089
a
3.584%, 7/24/26 ................................................... 8,500,000 8,404,634
a
3.589%, 7/31/26 ................................................... 8,500,000 8,398,721
b
FRN, 3.705%, ( SOFR + 0.075%), 11/27/26 ............................... 6,320,000 6,320,000
b
FRN, 3.73%, (SOFR + 0.1%), 3/16/27 .................................. 6,570,000 6,570,000
b
FRN, 3.735%, (SOFR + 0.105%), 1/13/28 ............................... 7,750,000 7,750,000
b
FRN, 3.745%, (SOFR + 0.115%), 2/17/28 ................................ 8,600,000 8,600,000
198,096,977
b
FHLMC ,
FRN, 3.71%, (SOFR + 0.08%), 1/08/27 ................................. 8,300,000 8,300,120
FRN, 3.725%, (SOFR + 0.095%), 5/05/27 ............................... 4,700,000 4,700,000
13,000,120
b
FNMA ,
FRN, 3.71%, (SOFR + 0.08%), 12/22/27 ................................ 1,800,000 1,800,000
FRN, 3.715%, (SOFR + 0.085%), 3/06/28 ............................... 1,600,000 1,600,000
3,400,000
a
U.S. Treasury Bills ,
3.632%, 4/07/26 ................................................... 8,250,000 8,245,009

Franklin Templeton Trust
Schedule of Investments
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 13.
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
a
U.S. Treasury Bills, (continued)
3.622%, 4/09/26 ................................................... $ 7,895,000 $ 7,888,650
3.635%, 4/14/26 ................................................... 8,225,000 8,214,218
3.589%, 4/16/26 ................................................... 10,515,000 10,499,299
3.637%, 4/21/26 ................................................... 8,200,000 8,183,463
3.63%, 4/23/26 ................................................... 10,595,000 10,571,548
3.64%, 4/28/26 ................................................... 8,600,000 8,576,587
3.64%, 4/30/26 ................................................... 14,895,000 14,851,451
3.642%, 5/05/26 ................................................... 8,374,000 8,345,291
3.648%, 5/07/26 ................................................... 8,900,000 8,867,649
3.64%, 5/12/26 ................................................... 8,600,000 8,564,495
3.733%, 5/14/26 ................................................... 8,450,000 8,412,483
3.653%, 5/19/26 ................................................... 8,500,000 8,458,803
3.618%, 5/21/26 ................................................... 8,200,000 8,159,000
3.65%, 5/26/26 ................................................... 8,700,000 8,651,751
3.633%, 6/04/26 ................................................... 9,000,000 8,942,240
3.628%, 6/11/26 ................................................... 8,500,000 8,439,608
3.623%, 6/16/26 ................................................... 8,125,000 8,063,336
3.638%, 6/18/26 ................................................... 9,000,000 8,929,605
3.625%, 6/23/26 ................................................... 8,000,000 7,933,692
3.666%, 6/25/26 ................................................... 8,500,000 8,427,048
3.623%, 6/30/26 ................................................... 8,100,000 8,027,303
3.57%, 7/02/26 ................................................... 8,800,000 8,719,475
3.625%, 7/07/26 ................................................... 8,700,000 8,615,844
3.638%, 7/14/26 ................................................... 8,500,000 8,411,600
3.651%, 7/21/26 ................................................... 8,825,000 8,726,770
3.678%, 7/28/26 ................................................... 8,700,000 8,596,342
3.659%, 8/13/26 ................................................... 4,500,000 4,439,533
3.695%, 9/17/26 ................................................... 8,400,000 8,256,739
3.695%, 9/24/26 ................................................... 8,500,000 8,349,153
3.609%, 3/18/27 ................................................... 8,500,000 8,211,181
267,579,166
Total U.S. Government and Agency Securities (Cost $532,761,663) ................
532,761,663
c
Repurchase Agreements 37.9%
MUFG Securities EMEA plc, 3.65%, 4/01/26 (Maturity Value $170,017,236)
Collateralized by U.S. Treasuries, 1.5% - 4%, 8/15/26 - 1/31/29 (valued at
$173,429,332) .................................................... 170,000,000 170,000,000
Tri-party repurchase agreement with RBC Dominion Securities, Inc., 3.66%, 4/01/26
(Maturity Value $149,585,206)
Collateralized by U.S. Treasuries, 0% - 4.625%, 4/23/26 - 2/15/54 (valued at
$152,561,410) .................................................... 149,570,000 149,570,000
Total Repurchase Agreements (Cost $319,570,000) ..............................
319,570,000
Total Short Term Investments (Cost $852,331,663) ...............................
852,331,663
a
Total Investments (Cost $852,331,663) 101.0% ..................................
$852,331,663
Other Assets, less Liabilities (1.0)% ...........................................
(8,495,848)
Net Assets 100.0% ...........................................................
$843,835,815

Franklin Templeton Trust
Schedule of Investments
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
The rate shown represents the yield at period end.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

Franklin Templeton Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
OnChain U.S.
Government
Money Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $532,761,663
Cost - Unaffiliated repurchase agreements ...................................................... 319,570,000
Value - Unaffiliated issuers .................................................................. $532,761,663
Value - Unaffiliated repurchase agreements ...................................................... 319,570,000
Cash .................................................................................... 8,750
Receivables:
Capital shares sold ........................................................................ 11,145
Interest ................................................................................. 514,516
Total assets .......................................................................... 852,866,074
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,719,475
Management fees ......................................................................... 72,966
Transfer agent fees ........................................................................ 146,751
Trustees' fees and expenses ................................................................. 1,000
Accrued expenses and other liabilities ........................................................... 90,067
Total liabilities ......................................................................... 9,030,259
Net assets, at value ................................................................. $843,835,815
Net assets consist of:
Paid-in capital ............................................................................. $843,805,281
Total distributable earnings (losses) ............................................................. 30,534
Net assets, at value ................................................................. $843,835,815
Shares outstanding ......................................................................... 843,808,252
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Trust
Financial Statements
Statement of Operations
for the year ended March 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
OnChain U.S.
Government
Money Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $31,504,769
Expenses:
Management fees (Note 3 a ) ................................................................... 1,164,339
Transfer agent fees (Note 3c) .................................................................. 257,892
Custodian fees ............................................................................ 3,933
Reports to shareholders fees .................................................................. 5,045
Registration and filing fees .................................................................... 56,710
Professional fees ........................................................................... 150,739
Trustees' fees and expenses .................................................................. 29,150
Other .................................................................................... 55,343
Total expenses ......................................................................... 1,723,151
Expenses waived/paid by affiliates (Note 3 d ) ................................................... (177,705)
Net expenses ......................................................................... 1,545,446
Net investment income ................................................................ 29,959,323
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 27,582
Net increase (decrease) in net assets resulting from operations .......................................... $29,986,905

Franklin Templeton Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin OnChain U.S. Government Money
Fund
Year Ended
March 31, 2026
Year Ended
March 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $29,959,323 $21,315,932
Net realized gain (loss) ................................................. 27,582 —
Net increase (decrease) in net assets resulting from operations ................ 29,986,905 21,315,932
Distributions to shareholders .............................................. (29,959,323) (21,315,936)
Capital share transactions (Note 2 ) .......................................... 156,544,881 326,709,805
Net increase (decrease) in net assets ................................... 156,572,463 326,709,801
Net assets:
Beginning of year ....................................................... 687,263,352 360,553,551
End of year ........................................................... $843,835,815 $687,263,352

Franklin Templeton Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Templeton Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin OnChain U.S. Government Money Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Fund's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at year end, as
indicated in the Schedule of Investments, had been entered
into on March 31, 2026.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the portfolio of investments and estimated
expenses are accrued daily. Dividends from net investment
income are normally declared and distributed daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from net realized capital
gains and other distributions, if any, are recorded on the
ex-dividend date. Distributable earnings are determined

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.15% per year of the average daily net assets of the Fund.
Year Ended
March 31, 2026
Year Ended
March 31, 2025
Shares sold ............................................................ $771,589,258 $614,574,467
Shares issued in reinvestment of distributions ................................... 29,959,323 21,328,164
Shares redeemed ........................................................ (645,003,700) (309,192,826)
Net increase (decrease) ................................................... $156,544,881 $326,709,805
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Western Asset Management Company, LLC Subadvisor
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Effective May 18, 2026, Western Asset Management Company, LLC will serve as the Fund’s subadvisor. The subadvisory fee is paid by Advisers and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the actual costs incurred by FT Services, and is not an additional expense of the Fund.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended March 31, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$126,432 was retained by Investor Services.
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.20%, based on the average net assets of the Fund until July 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
e . Other Affiliated Transactions
At March 31, 2026, Franklin Advisers, Inc. owned 13.6% of the Fund's outstanding shares.
At March 31, 2026, Franklin Distributors, LLC owned 13.7% of the Fund's outstanding shares.
At March 31, 2026, Johnson Family TR DTD owned 6.4% of the Fund's outstanding shares.
4. Use of Blockchain
The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and one or more public blockchain networks. The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Fund’s transfer agent.
5. Income Taxes
The tax character of distributions paid during the years ended March 31, 2026 and 2025, was as follows:
At March 31, 2026, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
2026 2025
Distributions paid from:
Ordinary income .......................................................... $29,959,323 $21,315,936
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.
At March 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
7. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Effective May 18, 2026, Western Asset Management Company, LLC will become a subadvisor to the Fund.
Cost of investments .......................................................................... $852,331,663
Distributable earnings:
Undistributed ordinary income ................................................................... $30,534
5. Income Taxes
(continued)

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

Franklin Templeton Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Trust and Shareholders of Franklin OnChain U.S. Government Money
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
OnChain U.S. Government Money Fund (the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31,
2026, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2026 and for the period April 6, 2021 (commencement of operations) to March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the four years in the period ended March 31, 2026 and for the period April 6, 2021 (commencement of operations) to March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin OnChain U.S. Government Money Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $29,960,675
Section 163(j) Interest Earned §163(j) $29,960,675
Interest Earned from Federal Obligations Note (1) $23,123,315

Franklin Templeton Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

29386-AFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 28 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 28, 2026